UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Long/Short Equity Fund
July 31, 2014 (Unaudited)

Common Stocks--80.4%	Shares		Value ($)
Automobiles & Components--.9%
Delphi Automotive	14,060	a	939,208

Banks--6.3%
Bank of Ireland	2,389,033	b	846,520
DNB	46,103		814,743
M&T Bank	7,060	a	857,790
Nordea Bank	61,500		823,569
PNC Financial Services Group	9,230	a	762,029
Standard Chartered	39,970		829,232
Swedbank, Cl. A	32,100		822,417
Wells Fargo & Co.	18,790	a	956,411
			6,712,711
Capital Goods--3.6%
ABB	40,110	b	922,866
Owens Corning	11,180	a	380,679
DMG MORI SEIKI	30,070		922,658
NOW	1,797	a	57,845
OSRAM Licht	22,240	b	899,467
Safran	11,840		693,451
			3,876,966
Consumer Durables & Apparel--2.4%
Michael Kors Holdings	9,650	a,b	786,282
PVH	9,620	a	1,059,932
Under Armour, Cl. A	11,310	a,b	754,943
			2,601,157
Consumer Services--2.3%
Las Vegas Sands	10,350	a	764,347
Starbucks	10,550	a	819,524
Starwood Hotels & Resorts Worldwide	11,400		875,976
			2,459,847
Diversified Financials--9.2%
Aberdeen Asset Management	108,136		750,598
American Express	9,050	a	796,400
Ameriprise Financial	6,570	a	785,772
BlackRock	2,770	a	844,102

Discover Financial Services	13,920	a	849,955
Franklin Resources	15,189	a	822,484
ING Groep	63,250	b	819,159
Invesco	23,780	a	894,841
Morgan Stanley	27,270	a	881,912
Navient	37,560		646,032
UBS	48,560	b	833,979
Voya Financial	23,650	a	877,415
			9,802,649
Energy--4.9%
Anadarko Petroleum	5,140	a	549,209
Continental Resources	4,680	a,b	686,930
Eni	25,480		647,714
EOG Resources	9,070	a	992,621
Halliburton	14,400	a	993,456
National Oilwell Varco	7,470	a	605,369
Noble Energy	10,460	a	695,485
			5,170,784
Food & Staples Retailing--1.6%
Costco Wholesale	8,890	a	1,044,931
Walgreen	10,050	a	691,138
			1,736,069
Food, Beverage & Tobacco--2.4%
Coca-Cola Enterprises	18,270	a	830,371
Molson Coors Brewing, Cl. B	11,510	a	777,270
Mondelez International, Cl. A	24,810	a	893,160
			2,500,801
Health Care Equipment & Services--4.9%
Aetna	10,870		842,751
Allscripts Healthcare Solutions	32,820	a,b	522,494
Envision Healthcare Holdings	18,770	a	671,028
Laboratory Corporation of America Holdings	7,250	a,b	751,753
Omnicare	9,720	a	607,500
St. Jude Medical	9,410	a	613,438
Tenet Healthcare	10,227	b	539,679
Universal Health Services, Cl. B	6,530	a	696,098
			5,244,739
Household & Personal Products--.8%
Energizer Holdings	7,240	a	830,862
Insurance--1.4%
Hartford Financial Services Group	23,640	a	807,542

Prudential	30,175		694,840
			1,502,382
Materials--4.0%
ArcelorMittal	19,590		297,015
Dow Chemical	8,300	a	423,881
Eastman Chemical	2,240	a	176,467
LANXESS	11,900		757,791
LyondellBasell Industries, Cl. A	4,860	a	516,375
Martin Marietta Materials	6,900		857,187
Praxair	5,140	a	658,640
Rio Tinto	8,556		521,437
			4,208,793
Media--3.9%
AMC Networks, Cl. A	13,650	a,b	817,226
Interpublic Group of Cos.	45,430		895,425
LIN Media, Cl. A	42,640	a,b	1,100,538
Twenty-First Century Fox, Cl. A	19,620	a	621,562
Viacom, Cl. B	8,150	a	673,761
			4,108,511
Pharmaceuticals, Biotech & Life Sciences--10.7%
Actavis	4,870	a,b	1,043,446
Alexion Pharmaceuticals	4,580	a,b	728,174
Alkermes	9,280	a,b	396,813
Alnylam Pharmaceuticals	3,770	b	203,769
Avalanche Biotechnologies	54		1,511
Biogen Idec	2,100	a,b	702,219
Bristol-Myers Squibb	16,060	a	812,957
Celgene	10,530	a,b	917,690
Endo International	11,320	a,b	759,346
Gilead Sciences	9,590	a,b	877,965
Illumina	3,200	a,b	511,712
InterMune	11,070	a,b	485,641
Isis Pharmaceuticals	10,270	b	318,267
Jazz Pharmaceuticals	4,160	a,b	581,277
Medivation	5,610	b	416,430
Mylan	13,160	a,b	649,709
Regeneron Pharmaceuticals	2,760	a,b	872,767
Revance Therapeutics	11,690	a	358,649
Vertex Pharmaceuticals	8,610	a,b	765,515
			11,403,855
Retailing--3.8%

Amazon.com	2,500	a,b	782,475
Kohl's	14,990	a	802,565
Netflix	1,230	a,b	519,946
Priceline Group	660	a,b	820,017
Ulta Salon, Cosmetics & Fragrance	7,120	b	657,390
Vipshop Holdings, ADS	2,010	a,b	413,135
			3,995,528
Software & Services--7.4%
Adobe Systems	8,900	b	615,079
Akamai Technologies	10,750	a,b	634,465
Cognizant Technology Solutions, Cl. A	15,200	a,b	745,560
Concur Technologies	7,330	a,b	681,397
Google, Cl. C	1,097	b	627,045
Microsoft	15,250	a	658,190
salesforce.com	15,300	a,b	830,025
Symantec	32,830	a	776,758
Tencent Holdings	26,200		423,605
Twitter	11,320		511,551
VeriFone Systems	18,570	a,b	622,281
Visa, Cl. A	3,800	a	801,838
			7,927,794
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	11,050	a	1,062,679
Apple	11,900	a	1,137,283
Cisco Systems	47,800	a	1,205,994
EMC	42,580	a	1,247,594
Juniper Networks	34,230	a	805,774
LG Display, ADR	39,465	b	641,306
SanDisk	7,950	a	729,095
			6,829,725
Utilities--3.5%
Drax Group	92,480		1,085,640
Enel	114,140		648,677
NextEra Energy	8,690	a	815,904
NRG Energy	15,940	a	493,502
NRG Yield, Cl. A	13,870		724,707
			3,768,430
Total Common Stocks
(cost $83,660,058)			85,620,816

Other Investment--16.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,618,000)	17,618,000	c	17,618,000
Total Investments (cost $101,278,058)	97.0%		103,238,816
Cash and Receivables (Net)	3.0%		3,234,698
Net Assets	100.0%		106,473,514

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $3,251,034 of which $6,218,876 related to appreciated and $2,967,842 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income t substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	16.6
Pharmaceuticals, Biotech & Life Sciences	10.7
Diversified Financials	9.2
Software & Services	7.4
Technology Hardware & Equipment	6.4
Banks	6.3
Energy	4.9
Health Care Equipment & Services	4.9
Materials	4.0
Media	3.9
Retailing	3.8
Capital Goods	3.6
Utilities	3.5
Consumer Durables & Apparel	2.4
Food, Beverage & Tobacco	2.4
Consumer Services	2.3
Food & Staples Retailing	1.6
Insurance	1.4
Automobiles & Components	.9
Household & Personal Products	.8
97.0

†	Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Research Long/Short Equity Fund
July 31, 2014 (Unaudited)

Common Stocks--56.5%	Shares		Value ($)
Automobiles & Components--.4%
Autoliv	4,690		466,702
Banks--7.4%
Barclays	267,650		1,014,126
Deutsche Bank	23,780		817,152
First Niagara Financial Group	93,630		805,218
JPMorgan Chase & Co.	16,080		927,334
Julius Baer Group	19,640	a	837,450
Lloyds Banking Group	668,730	a	832,569
Raiffeisen Bank International	30,433		830,943
U.S. Bancorp	23,030		967,951
Zions Bancorporation	28,950		834,339
			7,867,082
Capital Goods--.8%
Siemens	6,460		799,186
Commercial & Professional Services--.7%
Dun & Bradstreet	6,530		718,496
Consumer Durables & Apparel--4.0%
Coach	19,680		680,141
Harman International Industries	4,260		462,423
Lennar, Cl. A	24,170		875,679
Meritage Homes	23,030	a	882,049
PulteGroup	45,780		808,017
Ralph Lauren	3,810		593,827
			4,302,136
Consumer Services--1.5%
Accor	7,733		373,318
Dunkin' Brands Group	14,749		632,142
Six Flags Entertainment	14,807		565,924
			1,571,384
Diversified Financials--4.6%
Charles Schwab	32,160		892,440
Credit Suisse Group	30,440	a	827,420
Janus Capital Group	70,970		808,348
Santander Consumer USA Holdings	33,410		640,470

T. Rowe Price Group	10,600		823,196
TD Ameritrade Holding	27,870		895,184
			4,887,058
Energy--3.7%
Cameco	31,300		630,945
Diamond Offshore Drilling	14,270		667,693
HollyFrontier	13,890		652,969
Royal Dutch Shell	15,669		675,068
Statoil	22,806		650,199
Total	9,740		628,279
			3,905,153
Food & Staples Retailing--1.3%
Sysco	19,830		707,733
Wal-Mart Stores	8,915		655,966
			1,363,699
Food, Beverage & Tobacco--1.2%
Hershey	7,380		650,547
Tyson Foods, Cl. A	17,660		657,129
			1,307,676
Health Care Equipment & Services--5.2%
C.R. Bard	3,020		450,675
DENTSPLY International	9,208		427,435
Elekta, Cl. B	41,680		510,205
Fresenius Medical Care	9,520	a	661,726
Hologic	25,500	a	664,785
Intuitive Surgical	1,345		615,405
Masimo	23,240	a	559,619
Owens & Minor	16,630		550,287
Patterson	13,430		523,904
Sinopharm Group, Cl. H	213,600		628,625
			5,592,666
Insurance--1.5%
ACE	7,730		773,773
Aflac	13,815		825,308
			1,599,081
Materials--3.3%
Agrium	6,830		622,076
International Paper	14,310		679,725
Syngenta	1,850		657,830
ThyssenKrupp	22,950	a	649,921
Yara International	18,992		868,352

			3,477,904
Media--.4%
Thomson Reuters	9,990		377,722
Pharmaceuticals, Biotech & Life Sciences--4.8%
Aegerion Pharmaceuticals	6,385	a	214,600
Arena Pharmaceuticals	47,020	a	217,703
Foundation Medicine	13,620		306,722
Genomic Health	16,780	a	427,554
H Lundbeck	25,030		573,312
Novo Nordisk, ADR	10,720		493,656
Sangamo BioSciences	40,834	a	485,108
Sanofi, ADR	11,690		611,036
Seattle Genetics	16,747	a	589,494
Synageva BioPharma	7,149	a	489,063
Theravance	15,030	a	326,151
United Therapeutics	4,380	a	398,317
			5,132,716
Real Estate--1.4%
American Tower	8,450	b	797,595
Crown Castle International	9,780		725,480
			1,523,076
Retailing--1.9%
Bed Bath & Beyond	10,000	a	632,900
Gap	16,190		649,381
PetSmart	11,070		754,310
			2,036,591
Semiconductors & Semiconductor Equipment--1.5%
Cree	10,790	a	509,612
Marvell Technology Group	46,650		622,311
RF Micro Devices	21,812	a	243,422
Skyworks Solutions	4,010		203,548
			1,578,893
Software & Services--4.1%
Autodesk	9,850	a	525,497
CA	16,700		482,296
Citrix Systems	7,830	a	530,326
DeNa	38,300		495,640
eBay	10,280	a	542,784
Infosys, ADR	10,130		555,327
International Business Machines	2,190		419,757
SAP, ADR	8,230		645,973

Yelp	2,839	a	190,667
			4,388,268
Technology Hardware & Equipment--2.5%
Aruba Networks	23,681	a	422,943
Finisar	25,569	a	504,476
Hewlett-Packard	15,880		565,487
NetApp	15,950		619,498
QUALCOMM	7,810		575,597
			2,688,001
Transportation--.9%
Royal Mail	134,660		944,236
Utilities--3.4%
Consolidated Edison	20,230		1,134,701
Duke Energy	9,550		688,841
Entergy	10,080		734,126
Southern	25,410		1,099,999
			3,657,668
Total Common Stocks
(proceeds $61,475,416)			60,185,391
	Number of
Rights--.0%	Rights		Value ($)
Banks
Banco Santander
(cost $12,934)	62,480	a	12,683

Total Securities Sold Short (Proceeds $61,488,350)			60,198,074

ADR - American Depository Receipts
ADS - American Depository Shares

a Non-income producing security.
b Investment in real estate investment trust.

Portfolio Summary (Unaudited) †			Value (%)
Banks			7.4
Health Care Equipment & Services			5.2
Pharmaceuticals, Biotech & Life Sciences			4.8
Diversified Financials			4.6
Consumer Durables & Apparel			4.0
Software & Services			4.1
Energy			3.7

Utilities	3.4
Materials	3.3
Technology Hardware & Equipment	2.5
Retailing	1.9
Consumer Services	1.5
Insurance	1.5
Semiconductors & Semiconductor Equipment	1.5
Real Estate	1.4
Food & Staples Retailing	1.3
Food, Beverage & Tobacco	1.2
Transportation	.9
Capital Goods	.8
Commercial & Professional Services	.7
Automobiles & Components	.4
Media	.4
56.5

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	68,724,715	-		-	68,724,715
Equity Securities - Foreign Common Stocks+	1,840,723	15,055,378	++	-	16,896,101
Mutual Funds	17,618,000	-		-	17,618,000
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic+++	(41,506,397)	-		-	(41,506,397)
Equity Securities - Foreign+++	(18,678,994)	-		-	(18,678,994)
Rights+	(12,683)	-		-	(12,683)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)